Financial Instruments, Financial Risks and Capital Risks Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments Financial Risk and Capital Risk Management [abstract]
Summary of Financial Instruments at the End of the Reporting Period

The following table sets out the financial instruments as at the end of the reporting period:

	2021	2022
	RM	RM	USD
Financial assets
Loan and receivable s (including cash and bank balances)	8,081,637	19,733,950	4,482,442
Finance assets measured at fair value through other comprehensive income	34,221,879	12,819,747	2,911,924
Finance assets measured at fair value through profit or loss	1,309,134	72,295	16,422

Financial liabilities
Payable at amortised cost	12,901,473	15,832,796	3,596,319
Borrowings and lease liabilities at amortised cost	1,210,992	1,837,832	417,452

Summary of Currency Exposure of Financial Assets and Financial Liabilities
The currency exposure of financial assets and financial liabilities denominated in currencies other than the Group’s functional currency is as follows:

	Assets		Liabilities
	2021	2022	2021	2022
	RM	RM	RM	RM

Singapore Dollar	5,225	12,605	-	-
United States Dollar	1,486,062	3,226,121	62,490	6,008,843

Summary of Sensitivity Analysis in Foreign Currency	The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% change in foreign currency rates.

	2021	2022
	RM	RM

Singapore Dollar	261	630
United States Dollar	71,179	(139,136)

Summary of Current Credit Risk Grading Framework
The Group’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There has been a significant increase in credit risk since initial recognition	Lifetime ECL- not credit-impaired
In default	There is evidence indicating the asset is credit impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off

Summary of Non-derivative Financial Liabilities
The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows. The adjustment column represents the possible future cash flows attributable to the instrument included in the carrying amount of the financial liabilities on the statement of financial position.

	Weighted	On
	average	demand
	effective	or within	Within
	interest rate	1 year	2 to 5 years	Total
	%	RM	RM	RM

2022
Non-interest bearing	-	13,994,964	-	13,994,964
Fixed interest rate	3.5-5%	1,114,999	744,331	1,859,330
Variable interest rate	BLR+2.6%	16,543	-	16,543
Total		15,126,506	744,331	15,870,837

2021
Non-interest bearing	-	11,690,481	-	11,690,481
Fixed interest rate	3.5-5%	753,561	426,431	1,179,992
Variable interest rate	BLR+2.6%	39,816	16,543	56,359
Total		12,483,858	442,974	12,926,832

2020
Non-interest bearing	-	40,828	-	40,828
Total	-	40,828	-	40,828

Summary of Capital Risk Management
Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity. Total debt is calculated as borrowings plus trade and other payables

	2021	2022
	RM	RM	USD
Total debts	12,901,473	15,832,796	3,596,319
Total equity	19,363,243	24,274,514	5,513,802

Debt-to-equity %	66.63%	65.22%	65.22%

Summary of Single Customers who Represent 10% or More of the Group's Total Revenue
The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	2020	2021	2022
	RM	RM	RM	USD
Amount of the Group’s revenue:
Customer A	NA*	22,081,000	19,139,493	4,347,415
Customer B	NA*	9,627,000	9,462,273	2,149,295
Customer C	3,648,000	NA*	NA*	NA*

Summary of Single Customers who Represent 10% or More of the Group's Total Accounts Receivable
The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	2021	2022
	RM	RM	USD
Amount of the Group’s accounts receivable:
Customer A	2,755,000	4,078,000	926,292

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.